INVESTMENT PROPERTIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property
Operating investment properties at fair value	$ 16,700	$ 15,300
Investment property pledged as security	76,700	63,900
Borrowing costs capitalised	344	302
Commercial developments
Disclosure of detailed information about investment property
Construction in progress	1,326	428
Construction and other related costs capitalised	1,280	405
Borrowing costs capitalised	$ 46	$ 23
Capitalisation rate of borrowing costs eligible for capitalisation (percent)	5.40%	1.60%